Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Other non-current assets
As at December 31
2020	2019
$ millions	$ millions

Non-current inventories	152	117
Derivative designated as a cash flow hedge	115	57
Surplus in employees' defined benefit plans (1)	91	78
Investments in equity-accounted investees	27	29
Other	8	5
	393	286
                     See Note 16.